Commitments and Contingencies	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Jul. 31, 2022
Commitments and Contingencies

Note 6 - Commitments and Contingencies

Underwriters Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,125,000 units (over and above the 7,500,000 units referred to above) solely to cover over-allotments at $10.00 per unit.

On November 24, 2021, the Company paid cash underwriting commissions of 2.0% of the gross proceeds of the IPO, or $1,725,000.

The underwriters are entitled to a deferred underwriting commission of 3.5% of the gross proceeds of the IPO, or $3,018,750, which was paid from the funds held in the Trust Account upon completion of the Business Combination subject to the terms of the underwriting agreement.

On November 24, 2021, the underwriters exercised the over-allotment option in full to purchase 1,125,000 Public Units at a purchase price of $10.00 per Public Unit, generating gross proceeds to the Company of $11,250,000 (see Note 3), and were, in aggregate, paid a fixed underwriting discount of $225,000.

Unit Purchase Option

The Company sold to Maxim Group LLC (and/or its designees) an option for $100 to purchase up to a total of 431,250 units exercisable, in whole or in part, at $11.00 per unit, between the first and fifth anniversary dates of the effective date of the registration statement of which the IPO forms a part. The purchase option may be exercised for cash or on a cashless basis, at the holder’s option. The option and the 431,250 units, as well as the 474,375 shares (which includes the 43,125 ordinary shares issuable for the rights included in the units), and the warrants to purchase 215,625 shares that may be issued upon exercise of the option, have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 beginning on the date of commencement of sales of the IPO pursuant to Rule 5110(e)(1) of FINRA’s Rules, during which time the option may not be sold, transferred, assigned, pledged or hypothecated, or be subject of any hedging, short sale, derivative or put or call transaction that would result in the economic disposition of the securities.

Registration Rights

The holders of the Founder Shares issued and outstanding at the closing of the IPO, as well as the holders of the private units (and underlying securities) and any securities issued to the initial shareholders, officers, directors or their affiliates in payment of working capital loans made to the Company, are entitled to registration rights pursuant to a registration rights agreement. The holders of a majority of these securities are entitled to make up to two demands that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s consummation of the Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

8i ACQUISITION 2 CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Professional and Other Listing Fees

The Company has engaged various professionals, including but not limited, legal advisor, financial advisor, independent registered public accounting firm, investor relation advisor and other professional firms and listing fees, to provide services in connection with the Company’s public filings with the U.S. Securities and Exchange Commission and the Business Combination. As of October 31, 2022, the professional fees and other listing fees to be incurred up until November 24, 2022, the date which the Company had to consummate the Business Combination, were estimated to be $0.4 million.

Note 6 - Commitments and Contingencies

Underwriters Agreement

The Company granted the underwriters, a 45-day option to purchase up to 1,125,000 units (over and above the 7,500,000 units referred to above) solely to cover over-allotments at $10.00 per unit.

On November 24, 2021, the Company paid cash underwriting commissions of 2.0% of the gross proceeds of the IPO, or $1,725,000.

The underwriters are entitled to a deferred underwriting commission of 3.5% of the gross proceeds of the IPO, or $3,018,750, which will be paid from the funds held in the Trust Account upon completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

On November 24, 2021, the underwriters exercised the over-allotment option in full to purchase 1,125,000 Public Units at a purchase price of $10.00 per Public Unit, generating gross proceeds to the Company of $11,250,000 (see Note 3), and were, in aggregate, paid a fixed underwriting discount of $225,000.

Unit Purchase Option

The Company sold to Maxim Group LLC (and/or its designees) an option for $100 to purchase up to a total of 431,250 units exercisable, in whole or in part, at $11.00 per unit, between the first and fifth anniversary dates of the effective date of the registration statement of which the IPO forms a part. The purchase option may be exercised for cash or on a cashless basis, at the holder’s option. The option and the 431,250 units, as well as the 474,375 shares (which includes the 43,125 ordinary shares issuable for the rights included in the units), and the warrants to purchase 215,625 shares that may be issued upon exercise of the option, have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 beginning on the date of commencement of sales of the IPO pursuant to Rule 5110(e)(1) of FINRA’s Rules, during which time the option may not be sold, transferred, assigned, pledged or hypothecated, or be subject of any hedging, short sale, derivative or put or call transaction that would result in the economic disposition of the securities.

Registration Rights

The holders of the Founder Shares issued and outstanding at the closing of the IPO, as well as the holders of the private units (and underlying securities) and any securities issued to the initial shareholders, officers, directors or their affiliates in payment of working capital loans made to the Company, will be entitled to registration rights pursuant to a registration rights agreement. The holders of a majority of these securities are entitled to make up to two demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s consummation of an Initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Professional and Other Listing Fees

The Company has engaged various professionals, including but not limited, legal advisor, financial advisor, independent registered public accounting firm, investor relation advisor and other professional firms and listing fees, to provide services in connection with the Company’s public filings with the U.S. Securities and Exchange Commission and the Initial Business Combination. The professional fees and other listing fees to be incurred up until November 24, 2022, the date which the Company has to consummate the proposed Business Combination, are estimated to be $0.5 million.

EUDA Health Limited [Member]
Commitments and Contingencies

Note 19 – Commitments and contingencies

Commitments

As of December 31, 2021, the Company had operating and capital leases commitments. The following table sets forth the Company’s minimum lease payments in future periods as of December 31, 2021.

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending December 31, 2022	$66,093	$7,514	$73,607
Twelve months ending December 31, 2023	16,524	7,884	24,408
Twelve months ending December 31, 2024	-	16,178	16,178
Total lease payments	82,617	31,576	114,193
Less: discount	(2,755)	(2,861)	(5,616)
Present value of lease liabilities	$79,862	$28,715	$108,577

Contingencies

Legal

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

On March 30, 2022, the State Courts of the Republic of Singapore had reach a verdict that the Company’s subsidiaries, KRHSG and Melana (Defendants) is liable to compensate Jamie Fan Wei Zhi (Plaintiff), the Company’s related party for failing to procure the release of the Plaintiff from the guarantees to secure a credit line from United Overseas Bank before December 31, 2020. The Defendants agree to compensate the Plaintiff the sum of $3,704 (SGD 5,000) per month as guarantor fee starting from January 1, 2021 until the Defendants procured the release of the Plaintiff as the guarantor of the loan. As of June 30, 2022, the Company has paid Jaime Fan Wei Zhi $3,704 (SGD 5,000) and remaining balance $66,949 (SGD 93,000) of contingent liability balance outstanding was accrued and included in the Company’s consolidated statements of income and comprehensive income. As of date of this report, the Company is still in progress of releasing Jaime Fan Wei Zhi as the guarantor of the loan.

COVID-19

In January 2020, the World Health Organization declared the COVID-19 virus an international pandemic. The virus spread throughout the world with unfavorable stock market condition during the beginning of March 2020. During March 2020, multiple countries went into a national enforced shut down. These lock downs put significant strain on the world economy and on companies worldwide. The Company has taken measures to control costs and is emphasizing its medical and property management business given these conditions. Substantially all of the Company’s business is derived from Singapore. As of August 10, 2022, over 88% of Singapore’s population have been fully vaccinated and all the businesses in Singapore are opened up with only face-mask requirement, management does not believe the COVID-19 situation will have any future adverse to the Company’s business.

Note 18 – Commitments and contingencies

Contingencies

Legal

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the unaudited condensed consolidated financial statements.

On March 30, 2022, the State Courts of the Republic of Singapore had reached a verdict that the Company’s subsidiaries, KRHSG and Melana (Defendants) is liable to compensate Jamie Fan Wei Zhi (Plaintiff), the Company’s related party for failing to procure the release of the Plaintiff from the guarantees to secure a credit line from United Overseas Bank before December 31, 2020. The Defendants agree to compensate the Plaintiff the sum of $3,704 (SGD 5,000) per month as guarantor fee starting from January 1, 2021 until the Defendants procured the release of the Plaintiff as the guarantor of the loan. As of September 30, 2022, the Company has paid Jaime Fan Wei Zhi $3,704 (SGD 5,000) and remaining balance $75,240 (SGD 108,000) of contingent liability balance outstanding was accrued and included in the Company’s consolidated statements of operations and comprehensive income (loss). As of date of the issuance of these unaudited condensed financial statements, the Company is still in progress of releasing Jaime Fan Wei Zhi as the guarantor of the loan.

COVID-19

In January 2020, the World Health Organization declared the COVID-19 virus an international pandemic. The virus spread throughout the world with unfavorable stock market condition during the beginning of March 2020. During March 2020, multiple countries went into a national enforced shut down. These lock downs put significant strain on the world economy and on companies worldwide. The Company has taken measures to control costs and is emphasizing its medical and property management business given these conditions. Substantially all of the Company’s business is derived from Singapore. Majority of Singapore’s population have been fully vaccinated and all the businesses in Singapore are opened up with only face-mask requirement, management does not believe the COVID-19 situation will have any future adverse to the Company’s business.